Pensions and Other Post-employment Benefits - Summary of Analysis of Defined Benefit Pension Obligation (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ (21,310)	£ (20,353)	£ (18,774)
Funded [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	(20,504)	(19,547)	(18,025)
Unfunded [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ (806)	£ (806)	£ (749)